Fair value estimation - Summary of Fair Value of Financial Instruments (Detail) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	¥ 16,275	¥ 11,753
Financial assets at fair value through other comprehensive income	107,444	129,060
Financial assets, at fair value	123,719	¥ 140,813
Recurring fair value measurements
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	16,275
Financial assets at fair value through other comprehensive income	107,444
Financial assets, at fair value	123,719
Level 1 | Recurring fair value measurements
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	107,444
Financial assets, at fair value	107,444
Level 3 | Recurring fair value measurements
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	16,275
Financial assets, at fair value	¥ 16,275